TREASURY SHARES	6 Months Ended
Jun. 30, 2025
TREASURY SHARES
TREASURY SHARES

18.TREASURY SHARES

As of June 30, 2025, the Company repurchased an aggregate of 46,565,379 ADSs, representing 93,130,758 Class A ordinary shares under the Share Repurchase Program 2019, Share Repurchase Programs 2021, Share Repurchase Program 2022 and Share Repurchase Program 2023, at an average price of US$2.81 per ADS, for US$130,860,764. As of June 30, 2025, 5,916,278 Class A ordinary shares were transferred to employees when they exercise their ESOP. The remaining balance of treasury shares represents 87,214,480 Class A ordinary shares, at an average price of US$2.53 per ADS, for US$110,302,607. These shares were recorded at their purchase cost on the unaudited interim condensed consolidated balance sheets and have not been cancelled as of June 30, 2025.